Subsequent Events - Delivery of Vessel and Loan Agreement (Details) (New Jersey) In Thousands, unless otherwise specified	0 Months Ended
	Mar. 21, 2014 USD ($)	Mar. 25, 2014 USD ($)	Mar. 25, 2014 EUR (€)
Subsequent Event [Line Items]
DWT		4,100	4,100
Total consideration paid for vessel		$ 7,587	€ 5,500
Vessel Year Built		2006	2006
Loan amount	$ 4,455
Loan reference interest rate	LIBOR
Debt Instrument Description	Forty quarterly installments